UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
x	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-
1(c)(1)) for the reporting period January 1, 2015 to December
31, 2015.
	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period __________ to
__________
	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2015 to December 31, 2015.
February 11, 2016
(Date of report)

Stone Street Receivables Funding 2015-1, LLC
(Exact name of securitizer as specified in its charter)


Applied for
(Commission File Number of
securitizer)
0001665646
(Central Index Key Number of
securitizer)
David M. Lewis (301) 951 2157
(Name and telephone number, including area code, of the person to contact in connection with this filing)

X	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)
	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-
1(c)(2)(i)
	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-
1(c)(2)(ii) (2)

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 11, 2016	Stone Street Receivables Funding
2015-1, LLC
(Securitizer)


By:/s/David M. Lewis
	Name:  David M. Lewis
	Title:    Sr. Vice President